Schedule of Investments (unaudited) October 31, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Axon Enterprise, Inc.(a)	9,642	$953,594
BWX Technologies, Inc.	14,513	798,360
Curtiss-Wright Corp.	6,330	533,999
HEICO Corp.	6,815	715,916
HEICO Corp., Class A	11,865	1,109,377
Hexcel Corp.	12,716	425,732
Howmet Aerospace, Inc.	60,226	1,038,899
Huntington Ingalls Industries, Inc.	6,038	890,484
Mercury Systems, Inc.(a)	8,280	570,326
Spirit AeroSystems Holdings, Inc., Class A	16,254	295,660
Teledyne Technologies, Inc.(a)	5,531	1,709,909
Textron, Inc.	34,743	1,243,799
TransDigm Group, Inc.	7,972	3,805,913
Virgin Galactic Holdings Inc.(a)(b)	10,215	177,945

		14,269,913

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	20,224	1,788,408
Expeditors International of Washington, Inc.	25,316	2,237,175
XPO Logistics, Inc.(a)	13,856	1,247,040

		5,272,623

Airlines — 0.9%
Alaska Air Group, Inc.	18,298	693,311
American Airlines Group, Inc.(b)	77,152	870,275
Copa Holdings SA, Class A	4,739	233,538
Delta Air Lines, Inc.	97,314	2,981,701
JetBlue Airways Corp.(a)(b)	41,767	499,951
Southwest Airlines Co.	89,962	3,556,198
United Airlines Holdings, Inc.(a)	44,277	1,499,219

		10,334,193

Auto Components — 0.6%
Aptiv PLC	40,887	3,945,187
BorgWarner, Inc.	37,266	1,303,565
Gentex Corp.	37,423	1,035,494
Lear Corp.	9,141	1,104,324

		7,388,570

Automobiles — 0.5%
Ford Motor Co.	595,372	4,602,226
Harley-Davidson, Inc.	23,264	764,920
Thor Industries, Inc.(b)	8,413	711,571

		6,078,717

Banks — 2.6%
Associated Banc-Corp	23,106	316,321
Bank of Hawaii Corp.	6,013	364,628
Bank OZK	18,508	458,628
BOK Financial Corp.	4,756	279,367
Citizens Financial Group, Inc.	65,032	1,772,122
Comerica, Inc.	21,227	966,041
Commerce Bancshares, Inc.	15,342	955,040
Cullen/Frost Bankers, Inc.	8,672	609,381
East West Bancorp, Inc.	21,507	784,575
Fifth Third Bancorp	108,452	2,518,256
First Citizens BancShares, Inc., Class A	961	444,655
First Hawaiian, Inc.	19,965	344,596
First Horizon National Corp.	83,243	866,560
First Republic Bank	25,977	3,276,739
FNB Corp.	49,186	371,846
Huntington Bancshares, Inc.	154,120	1,609,013
KeyCorp	148,250	1,924,285

Security	Shares	Value

Banks (continued)
M&T Bank Corp.	19,540	$2,023,953
PacWest Bancorp	17,739	341,298
People’s United Financial, Inc.	65,173	695,396
Pinnacle Financial Partners, Inc.	11,368	520,541
Popular, Inc.	12,654	533,999
Prosperity Bancshares, Inc.	13,794	760,187
Regions Financial Corp.	146,621	1,950,059
Signature Bank	7,901	637,927
Sterling Bancorp	29,329	392,422
SVB Financial Group(a)	7,811	2,270,658
Synovus Financial Corp.	21,838	567,788
TCF Financial Corp.	22,907	623,300
Umpqua Holdings Corp.	33,306	418,323
Webster Financial Corp.	13,606	438,249
Western Alliance Bancorp	14,821	610,625
Wintrust Financial Corp.	8,848	435,587
Zions Bancorp NA	24,632	794,875

		31,877,240

Beverages — 0.4%
Boston Beer Co., Inc., Class A(a)	1,356	1,409,128
Brown-Forman Corp., Class A	6,869	431,030
Brown-Forman Corp., Class B	27,563	1,921,417
Molson Coors Beverage Co., Class B	26,519	935,060

		4,696,635

Biotechnology(a) — 2.4%
ACADIA Pharmaceuticals, Inc.	17,064	792,623
Acceleron Pharma, Inc.	7,840	819,907
Agios Pharmaceuticals, Inc.	9,369	375,416
Alexion Pharmaceuticals, Inc.	32,471	3,738,711
Alkermes PLC	24,323	395,249
Alnylam Pharmaceuticals, Inc.(b)	17,614	2,165,993
BioMarin Pharmaceutical, Inc.	27,561	2,051,365
Bluebird Bio, Inc.	10,038	519,065
Exact Sciences Corp.	22,683	2,808,836
Exelixis, Inc.	46,351	949,268
Global Blood Therapeutics, Inc.(b)	8,891	470,156
Incyte Corp.	27,792	2,407,899
Ionis Pharmaceuticals, Inc.	19,931	935,760
Iovance Biotherapeutics, Inc.(b)	21,019	749,958
Moderna, Inc.(b)	43,578	2,940,208
Neurocrine Biosciences, Inc.	14,035	1,384,833
Sage Therapeutics, Inc.	7,907	580,216
Sarepta Therapeutics, Inc.	11,356	1,543,394
Seagen, Inc.	18,570	3,097,476
United Therapeutics Corp.	6,620	888,603

		29,614,936

Building Products — 2.0%
Allegion PLC	14,058	1,384,713
AO Smith Corp.	20,246	1,046,516
Armstrong World Industries, Inc.	7,269	435,413
AZEK Co., Inc.(a)	6,134	205,121
Carrier Global Corp.	132,558	4,426,112
Fortune Brands Home & Security, Inc.	21,013	1,699,321
Johnson Controls International PLC	113,703	4,799,404
Lennox International, Inc.	5,256	1,427,845
Masco Corp.	40,124	2,150,646
Owens Corning	16,310	1,067,816
Trane Technologies PLC	36,466	4,840,861
Trex Co., Inc.(a)	17,962	1,249,077

		24,732,845

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 3.3%
Affiliated Managers Group, Inc.	7,049	$531,283
Ameriprise Financial, Inc.	18,359	2,952,678
Apollo Global Management Inc.	26,027	959,355
Ares Management Corp., Class A	15,031	635,811
Carlyle Group Inc. (The)	17,699	441,059
Cboe Global Markets, Inc.	16,703	1,357,787
Eaton Vance Corp.	16,907	1,010,870
Evercore, Inc., Class A	6,113	486,228
FactSet Research Systems, Inc.	5,654	1,732,951
Franklin Resources, Inc.	41,334	775,012
Interactive Brokers Group, Inc., Class A	11,068	526,505
Invesco Ltd.	57,275	750,875
KKR & Co., Inc.	81,317	2,776,976
Lazard Ltd., Class A	15,385	518,013
LPL Financial Holdings, Inc.	11,978	957,402
MarketAxess Holdings, Inc.	5,627	3,032,109
Morningstar, Inc.	3,299	628,064
MSCI, Inc.	12,430	4,348,511
Nasdaq, Inc.	17,464	2,112,969
Northern Trust Corp.	29,315	2,294,485
Raymond James Financial, Inc.	18,730	1,431,721
SEI Investments Co.	17,597	864,893
State Street Corp.	53,735	3,164,991
T. Rowe Price Group, Inc.	34,538	4,374,583
Tradeweb Markets Inc., Class A	12,739	694,021
Virtu Financial, Inc., Class A	9,629	205,868

		39,565,020

Chemicals — 2.5%
Albemarle Corp.	16,103	1,500,961
Ashland Global Holdings, Inc.	8,474	591,231
Axalta Coating Systems Ltd.(a)	32,131	806,809
Cabot Corp.	8,631	328,064
Celanese Corp.	17,892	2,030,921
CF Industries Holdings, Inc.	32,576	899,423
Chemours Co.	24,746	498,384
Corteva, Inc.	114,510	3,776,540
Eastman Chemical Co.	20,694	1,672,903
Element Solutions, Inc.(a)	33,626	394,097
FMC Corp.	19,759	2,030,040
Huntsman Corp.	30,552	742,108
International Flavors & Fragrances, Inc.	16,325	1,675,925
LyondellBasell Industries NV, Class A	39,144	2,679,407
Mosaic Co.	52,695	974,858
NewMarket Corp.	1,050	375,575
Olin Corp.	22,192	367,278
PPG Industries, Inc.	36,014	4,671,736
RPM International, Inc.	19,605	1,659,955
Scotts Miracle-Gro Co.	6,236	935,712
Valvoline, Inc.	28,226	555,205
Westlake Chemical Corp.	5,249	354,937
WR Grace & Co.	8,705	378,580

		29,900,649

Commercial Services & Supplies — 1.2%
ADT, Inc.	17,398	114,653
Cintas Corp.	13,472	4,237,618
Clean Harbors, Inc.(a)	7,934	420,264
Copart, Inc.(a)	31,004	3,421,601
IAA, Inc.(a)	20,485	1,159,246
MSA Safety, Inc.	5,541	730,969

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc.	32,094	$2,829,728
Rollins, Inc.	22,618	1,308,451
Stericycle, Inc.(a)	13,937	868,275

		15,090,805

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	8,956	1,870,908
Ciena Corp.(a)	23,094	909,673
CommScope Holding Co., Inc.(a)	30,259	269,305
EchoStar Corp., Class A(a)	7,570	175,321
F5 Networks, Inc.(a)	9,299	1,236,209
Juniper Networks, Inc.	49,683	979,749
Lumentum Holdings, Inc.(a)	11,413	943,741
Motorola Solutions, Inc.	25,960	4,103,238
Ubiquiti, Inc.	1,325	245,933
ViaSat, Inc.(a)	8,807	298,557

		11,032,634

Construction & Engineering — 0.4%
AECOM(a)	23,314	1,045,400
Jacobs Engineering Group, Inc.	19,016	1,806,520
Quanta Services, Inc.	20,861	1,302,352
Valmont Industries, Inc.	3,247	460,912

		4,615,184

Construction Materials — 0.5%
Eagle Materials, Inc.	6,358	542,020
Martin Marietta Materials, Inc.	9,484	2,526,063
Vulcan Materials Co.	20,170	2,921,423

		5,989,506

Consumer Finance — 0.7%
Ally Financial, Inc.	57,005	1,520,894
Credit Acceptance Corp.(a)(b)	1,499	446,882
Discover Financial Services	46,796	3,042,208
LendingTree, Inc.(a)	1,197	387,337
OneMain Holdings, Inc.	10,135	353,610
Santander Consumer USA Holdings, Inc.	11,321	230,269
SLM Corp.	57,070	524,473
Synchrony Financial	88,812	2,222,076

		8,727,749

Containers & Packaging — 1.7%
Amcor PLC	240,514	2,508,561
AptarGroup, Inc.	9,799	1,117,968
Ardagh Group SA	2,789	45,963
Avery Dennison Corp.	12,700	1,757,553
Ball Corp.	48,700	4,334,300
Berry Global Group, Inc.(a)	20,261	944,770
Crown Holdings, Inc.(a)	19,781	1,697,210
Graphic Packaging Holding Co.	42,404	563,549
International Paper Co.	59,742	2,613,712
Packaging Corp. of America	14,292	1,636,291
Sealed Air Corp.	23,710	938,679
Silgan Holdings, Inc.	12,126	417,741
Sonoco Products Co.	15,259	746,013
Westrock Co.	39,144	1,469,857

		20,792,167

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.5%
Genuine Parts Co.	21,441	$1,938,910
LKQ Corp.(a)	46,208	1,478,194
Pool Corp.	5,915	2,069,244

		5,486,348

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions, Inc.(a)	9,135	1,443,787
Chegg, Inc.(a)	18,472	1,356,584
frontdoor, Inc.(a)	13,221	523,816
Graham Holdings Co., Class B	611	232,388
Grand Canyon Education, Inc.(a)	7,115	557,602
H&R Block, Inc.	29,085	502,007
Service Corp. International	26,245	1,215,406
Terminix Global Holdings, Inc.(a)	20,179	950,229

		6,781,819

Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	62,037	1,333,175
Jefferies Financial Group, Inc.	35,030	683,435
Voya Financial, Inc.	19,171	918,866

		2,935,476

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.	166,950	1,439,109
GCI Liberty, Inc., Class A(a)	15,053	1,222,755

		2,661,864

Electric Utilities — 2.7%
Alliant Energy Corp.	37,961	2,098,484
Avangrid, Inc.	8,766	432,514
Edison International	54,595	3,059,504
Entergy Corp.	30,661	3,103,506
Evergy, Inc.	34,522	1,905,614
Eversource Energy	52,414	4,574,170
FirstEnergy Corp.	82,728	2,458,676
Hawaiian Electric Industries, Inc.	16,538	546,416
IDACORP, Inc.	7,684	674,117
NRG Energy, Inc.	36,982	1,169,371
OGE Energy Corp.	30,487	938,085
PG&E Corp.(a)	197,674	1,889,764
Pinnacle West Capital Corp.	17,271	1,408,796
PPL Corp.	117,624	3,234,660
Xcel Energy, Inc.	80,240	5,619,207

		33,112,884

Electrical Equipment — 1.2%
Acuity Brands, Inc.	6,058	540,010
AMETEK, Inc.	35,028	3,439,750
Generac Holdings, Inc.(a)	9,320	1,958,598
GrafTech International Ltd.	8,688	58,644
Hubbell, Inc.	8,242	1,199,294
nVent Electric PLC	23,627	426,467
Regal Beloit Corp.	6,275	619,029
Rockwell Automation, Inc.	17,695	4,195,838
Sensata Technologies Holding PLC(a)	23,541	1,028,977
Vertiv Holdings Co.	33,465	590,657

		14,057,264

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	44,072	4,973,084
Arrow Electronics, Inc.(a)	11,676	909,444
Avnet, Inc.	14,877	367,016
CDW Corp.	21,682	2,658,213
Cognex Corp.	25,135	1,656,396
Coherent, Inc.(a)	3,744	468,524
Corning, Inc.	114,453	3,659,062

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Dolby Laboratories, Inc., Class A	9,583	$719,492
FLIR Systems, Inc.	19,898	690,262
IPG Photonics Corp.(a)	5,404	1,004,928
Jabil, Inc.	22,425	743,165
Keysight Technologies, Inc.(a)	28,525	2,991,417
Littelfuse, Inc.	3,581	708,823
National Instruments Corp.	19,658	614,902
SYNNEX Corp.	6,335	833,939
Trimble, Inc.(a)	38,054	1,831,539
Vontier Corp.(a)(b)	18,162	521,976
Zebra Technologies Corp., Class A(a)	8,009	2,271,673

		27,623,855

Energy Equipment & Services — 0.3%
Baker Hughes Co.	100,170	1,479,511
Halliburton Co.	133,338	1,608,056
Helmerich & Payne, Inc.	16,497	245,311
National Oilwell Varco, Inc.	59,033	495,877

		3,828,755

Entertainment — 1.3%
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,867	128,771
Liberty Media Corp.-Liberty Formula One, Class C(a)	30,238	1,092,499
Lions Gate Entertainment Corp., Class A(a)	7,972	53,412
Lions Gate Entertainment Corp., Class B(a)	17,575	110,195
Live Nation Entertainment, Inc.(a)	21,641	1,056,081
Madison Square Garden Entertainment Corp.(a)	2,905	188,825
Madison Square Garden Sports Corp.(a)	2,832	401,124
Roku, Inc.(a)	16,154	3,269,570
Spotify Technology SA(a)(b)	19,984	4,793,962
Take-Two Interactive Software, Inc.(a)	17,217	2,667,258
World Wrestling Entertainment, Inc., Class A	6,775	246,339
Zynga, Inc., Class A(a)	135,353	1,216,823

		15,224,859

Equity Real Estate Investment Trusts (REITs) — 6.5%
Alexandria Real Estate Equities, Inc.	19,112	2,895,850
American Campus Communities, Inc.	20,882	782,240
American Homes 4 Rent, Class A	39,334	1,111,972
Americold Realty Trust	31,166	1,129,144
Apartment Investment & Management Co., Class A	22,585	720,462
Apple Hospitality REIT, Inc.	32,021	317,008
AvalonBay Communities, Inc.	21,480	2,988,512
Boston Properties, Inc.	23,701	1,716,189
Brandywine Realty Trust	26,115	228,767
Brixmor Property Group, Inc.	45,914	503,217
Brookfield Property REIT, Inc., Class A(b)	6,984	103,014
Camden Property Trust	14,391	1,327,426
CoreSite Realty Corp.	6,127	731,319
Corporate Office Properties Trust	17,323	388,555
Cousins Properties, Inc.	22,579	575,313
CubeSmart	29,470	999,917
CyrusOne, Inc.	17,796	1,264,406
Douglas Emmett, Inc.	25,338	597,977
Duke Realty Corp.	56,182	2,134,354
Empire State Realty Trust, Inc., Class A	21,331	114,761
EPR Properties	11,289	269,130
Equity Commonwealth	17,779	469,721
Equity LifeStyle Properties, Inc.	26,530	1,570,311
Equity Residential	56,316	2,645,726
Essex Property Trust, Inc.	9,952	2,036,080
Extra Space Storage, Inc.	19,197	2,225,892
Federal Realty Investment Trust	11,477	789,388
First Industrial Realty Trust, Inc.	19,255	766,542

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gaming and Leisure Properties, Inc.	31,401	$1,141,426
Healthcare Trust of America, Inc., Class A	33,159	805,764
Healthpeak Properties, Inc.	82,284	2,219,199
Highwoods Properties, Inc.	15,792	470,128
Host Hotels & Resorts, Inc.	106,665	1,117,849
Hudson Pacific Properties, Inc.	22,786	438,858
Invitation Homes, Inc.	85,623	2,334,083
Iron Mountain, Inc.	43,634	1,137,102
JBG SMITH Properties	18,580	433,843
Kilroy Realty Corp.	17,513	824,512
Kimco Realty Corp.	63,012	646,503
Lamar Advertising Co., Class A	13,111	812,358
Life Storage, Inc.	7,114	812,063
Medical Properties Trust, Inc.	79,231	1,411,896
Mid-America Apartment Communities, Inc.	17,352	2,023,764
National Retail Properties, Inc.	26,126	836,293
Omega Healthcare Investors, Inc.	34,324	988,874
Outfront Media, Inc.	21,928	287,476
Paramount Group, Inc.	29,324	169,493
Park Hotels & Resorts, Inc.	35,856	356,050
Rayonier, Inc.	20,116	510,544
Realty Income Corp.	52,498	3,037,534
Regency Centers Corp.	25,706	914,877
Rexford Industrial Realty, Inc.	18,841	875,353
Simon Property Group, Inc.	46,444	2,917,148
SL Green Realty Corp.	11,135	476,689
Spirit Realty Capital, Inc.	15,766	473,768
STORE Capital Corp.	35,542	913,429
Sun Communities, Inc.	14,749	2,029,905
Taubman Centers, Inc.	9,059	302,752
UDR, Inc.	44,695	1,396,272
Ventas, Inc.	56,965	2,248,409
VEREIT, Inc.	164,737	1,021,369
VICI Properties, Inc.	81,576	1,872,169
Vornado Realty Trust	26,768	822,581
Weingarten Realty Investors	18,501	293,426
Welltower, Inc.	63,828	3,432,032
Weyerhaeuser Co.	114,017	3,111,524
WP Carey, Inc.	26,013	1,628,674

		78,949,182

Food & Staples Retailing — 0.5%
Albertsons Cos., Inc., Class A(b)	7,009	102,962
Casey’s General Stores, Inc.	5,561	937,418
Grocery Outlet Holding Corp.(a)	10,598	466,524
Kroger Co.	118,182	3,806,642
Sprouts Farmers Market, Inc.(a)	18,269	348,025
US Foods Holding Corp.(a)	33,517	700,505

		6,362,076

Food Products — 2.5%
Archer-Daniels-Midland Co.	84,570	3,910,517
Beyond Meat, Inc.(a)	7,862	1,119,784
Bunge Ltd.	20,692	1,173,857
Campbell Soup Co.	26,936	1,257,103
Conagra Brands, Inc.	74,286	2,606,696
Flowers Foods, Inc.	29,688	700,043
Hain Celestial Group, Inc.(a)	12,609	387,727
Hershey Co.	22,489	3,091,338
Hormel Foods Corp.	42,593	2,073,853
Ingredion, Inc.	10,239	725,843
J.M. Smucker Co.	16,852	1,890,794
Kellogg Co.	38,382	2,413,844

Security	Shares	Value

Food Products (continued)
Lamb Weston Holdings, Inc.	22,264	$1,412,651
McCormick & Co., Inc.	18,927	3,416,513
Pilgrim’s Pride Corp.(a)(b)	8,338	139,578
Post Holdings, Inc.(a)	9,721	835,034
Seaboard Corp.	41	141,245
TreeHouse Foods, Inc.(a)	8,558	332,393
Tyson Foods, Inc., Class A	43,827	2,508,219

		30,137,032

Gas Utilities — 0.3%
Atmos Energy Corp.	18,448	1,691,128
National Fuel Gas Co.	13,255	529,670
UGI Corp.	31,730	1,026,148

		3,246,946

Health Care Equipment & Supplies — 4.2%
ABIOMED, Inc.(a)	6,756	1,701,701
Align Technology, Inc.(a)	11,916	5,077,169
Cooper Cos., Inc.	7,430	2,370,542
DENTSPLY SIRONA, Inc.	33,358	1,574,164
Envista Holdings Corp.(a)	24,554	648,717
Globus Medical, Inc., Class A(a)	11,363	592,240
Haemonetics Corp.(a)	7,648	773,136
Hill-Rom Holdings, Inc.	10,170	926,182
Hologic, Inc.(a)	39,056	2,687,834
ICU Medical, Inc.(a)	2,967	527,503
IDEXX Laboratories, Inc.(a)	12,842	5,455,539
Insulet Corp.(a)	10,009	2,224,500
Integra LifeSciences Holdings Corp.(a)	11,025	486,203
Masimo Corp.(a)	7,437	1,664,549
Novocure Ltd.(a)	15,165	1,851,647
Penumbra, Inc.(a)	4,968	1,296,797
Quidel Corp.(a)(b)	5,670	1,521,204
ResMed, Inc.	21,879	4,199,455
STERIS PLC	12,827	2,272,816
Tandem Diabetes Care, Inc.(a)	9,102	992,118
Teleflex, Inc.	7,087	2,255,296
Varian Medical Systems, Inc.(a)	13,845	2,392,416
West Pharmaceutical Services, Inc.	11,200	3,047,184
Zimmer Biomet Holdings, Inc.	31,624	4,177,530

		50,716,442

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(a)	13,405	477,888
Amedisys, Inc.(a)	4,820	1,248,380
AmerisourceBergen Corp.	22,251	2,137,654
Cardinal Health, Inc.	44,642	2,044,157
Chemed Corp.	2,365	1,131,227
DaVita, Inc.(a)	12,649	1,090,976
Encompass Health Corp.	15,102	925,904
Guardant Health, Inc.(a)	12,529	1,336,343
Henry Schein, Inc.(a)	21,753	1,383,056
Laboratory Corp. of America Holdings(a)	14,789	2,954,398
McKesson Corp.	24,665	3,637,841
Molina Healthcare, Inc.(a)	8,967	1,672,076
Oak Street Health, Inc.(a)	2,631	125,209
Premier, Inc., Class A	9,501	310,968
Quest Diagnostics, Inc.	20,451	2,497,885
Universal Health Services, Inc., Class B	11,236	1,230,904

		24,204,866

Health Care Technology — 1.0%
Cerner Corp.	46,445	3,255,330
Change Healthcare, Inc.(a)	37,028	523,946

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Livongo Health, Inc.(c)	8,430	$1,178,261
Teladoc Health, Inc.(a)(b)	10,941	2,149,469
Veeva Systems, Inc., Class A(a)	20,390	5,506,320

		12,613,326

Hotels, Restaurants & Leisure — 2.4%
Aramark	34,800	965,352
Carnival Corp.	71,812	984,543
Chipotle Mexican Grill, Inc.(a)	4,251	5,107,491
Choice Hotels International, Inc.	5,246	458,238
Darden Restaurants, Inc.	19,846	1,824,244
Domino’s Pizza, Inc.	5,945	2,249,112
Dunkin’ Brands Group, Inc.	12,507	1,247,073
Extended Stay America, Inc.	27,193	308,641
Hilton Worldwide Holdings, Inc.	41,667	3,658,779
Hyatt Hotels Corp., Class A	5,417	298,693
MGM Resorts International	71,823	1,477,399
Norwegian Cruise Line Holdings Ltd.(a)	41,987	698,244
Planet Fitness, Inc., Class A(a)	12,189	722,442
Royal Caribbean Cruises Ltd.	26,799	1,512,000
Six Flags Entertainment Corp.	11,831	255,786
Vail Resorts, Inc.(b)	6,095	1,414,284
Wendy’s Co.	27,355	597,707
Wyndham Destinations, Inc.	12,709	414,695
Wyndham Hotels & Resorts, Inc.	13,988	650,582
Wynn Resorts Ltd.	14,935	1,081,742
Yum China Holdings, Inc.	61,139	3,254,429

		29,181,476

Household Durables — 1.5%
D.R. Horton, Inc.	50,452	3,370,698
Garmin Ltd.	22,796	2,371,240
Leggett & Platt, Inc.	20,139	840,400
Lennar Corp., -B Shares	2,355	133,976
Lennar Corp., Class A	41,384	2,906,398
Mohawk Industries, Inc.(a)	8,862	914,470
Newell Brands, Inc.	58,592	1,034,735
NVR, Inc.(a)	511	2,020,029
PulteGroup, Inc.	40,808	1,663,334
Tempur Sealy International, Inc.(a)	7,126	634,214
Toll Brothers, Inc.	17,662	746,749
Whirlpool Corp.	9,306	1,721,238

		18,357,481

Household Products — 0.7%
Church & Dwight Co., Inc.	37,524	3,316,747
Clorox Co.	19,257	3,991,013
Energizer Holdings, Inc.	9,589	377,327
Reynolds Consumer Products Inc.	7,339	207,253
Spectrum Brands Holdings, Inc.	6,603	375,513

		8,267,853

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	100,788	1,965,366
Vistra Corp.	74,441	1,293,040

		3,258,406

Industrial Conglomerates — 0.1%
Carlisle Cos., Inc.	8,237	1,020,317

Insurance — 3.4%
Alleghany Corp.	2,121	1,160,039
American Financial Group, Inc.	11,084	830,635
American National Group, Inc.	1,127	77,538
Arch Capital Group Ltd.(a)	60,003	1,812,691

Security	Shares	Value

Insurance (continued)
Arthur J Gallagher & Co.	28,729	$2,979,485
Assurant, Inc.	9,093	1,130,896
Assured Guaranty Ltd.	12,304	314,121
Athene Holding Ltd., Class A(a)	17,537	562,587
Axis Capital Holdings Ltd.	12,870	549,420
Brighthouse Financial, Inc.(a)	14,176	469,226
Brown & Brown, Inc.	35,960	1,564,620
Cincinnati Financial Corp.	22,846	1,616,126
CNA Financial Corp.	4,482	133,519
Erie Indemnity Co., Class A	3,834	892,824
Everest Re Group Ltd.	6,009	1,184,254
Fidelity National Financial, Inc.	42,770	1,338,273
First American Financial Corp.	16,549	737,920
Globe Life, Inc.	16,004	1,297,764
GoHealth, Inc., Class A(a)	6,327	65,548
Hanover Insurance Group, Inc.	5,775	552,436
Hartford Financial Services Group, Inc.	54,559	2,101,613
Kemper Corp.	9,512	586,510
Lemonade Inc.(a)(b)	1,938	97,462
Lincoln National Corp.	29,385	1,031,413
Loews Corp.	36,293	1,258,641
Markel Corp.(a)	2,061	1,922,501
Mercury General Corp.	4,206	171,226
Old Republic International Corp.	43,071	701,196
Primerica, Inc.	5,996	660,999
Principal Financial Group, Inc.	41,447	1,625,551
Prudential Financial, Inc.	60,413	3,867,640
Reinsurance Group of America, Inc.	10,334	1,043,941
RenaissanceRe Holdings Ltd.	7,720	1,248,478
Unum Group	30,972	546,966
W.R. Berkley Corp.	21,244	1,277,189
White Mountains Insurance Group Ltd.	468	425,098
Willis Towers Watson PLC	19,640	3,583,907

		41,420,253

Interactive Media & Services — 1.4%
IAC/InterActiveCorp.(a)	11,445	1,381,641
Match Group, Inc.(a)	33,408	3,901,386
Pinterest, Inc., Class A(a)(b)	61,314	3,614,460
TripAdvisor, Inc.	15,579	297,715
Twitter, Inc.(a)	117,412	4,856,160
Zillow Group, Inc., Class A(a)	8,821	787,980
Zillow Group, Inc., Class C(a)	21,413	1,897,620

		16,736,962

Internet & Direct Marketing Retail — 0.7%
Etsy, Inc.(a)	18,010	2,189,836
Expedia Group, Inc.	20,512	1,931,205
Grubhub, Inc.(a)	14,028	1,037,511
Qurate Retail, Inc., Series A	59,012	399,511
Wayfair, Inc., Class A(a)(b)	10,155	2,518,744

		8,076,807

IT Services — 4.0%
Akamai Technologies, Inc.(a)	24,475	2,328,062
Alliance Data Systems Corp.	7,165	369,284
Amdocs Ltd.	20,236	1,140,906
BigCommerce Holdings Inc., Series-1(a)(b)	1,350	99,090
Black Knight, Inc.(a)	23,085	2,030,326
Booz Allen Hamilton Holding Corp.	20,637	1,620,005
Broadridge Financial Solutions, Inc.	17,463	2,402,909
CACI International, Inc., Class A(a)	3,788	789,912
DXC Technology Co.	39,099	720,204
EPAM Systems, Inc.(a)	8,110	2,505,584

5

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Euronet Worldwide, Inc.(a)	7,790	$692,064
Fastly Inc., Class A(a)	12,031	764,089
FleetCor Technologies, Inc.(a)	12,586	2,780,373
Gartner, Inc.(a)	13,131	1,577,033
Genpact Ltd.	28,621	983,704
GoDaddy, Inc., Class A(a)	25,155	1,779,465
Jack Henry & Associates, Inc.	11,621	1,722,813
Leidos Holdings, Inc.	20,531	1,704,073
MongoDB, Inc.(a)	7,674	1,753,279
Okta, Inc.(a)	17,552	3,682,936
Paychex, Inc.	48,986	4,029,098
Sabre Corp.	42,537	277,341
Science Applications International Corp.	8,828	674,194
StoneCo. Ltd., Class A(a)	27,287	1,433,659
Switch, Inc., Class A	13,504	189,866
Twilio, Inc., Class A(a)	20,907	5,832,426
VeriSign, Inc.(a)	15,605	2,975,873
Western Union Co.	62,585	1,216,652
WEX, Inc.(a)	6,711	849,277

		48,924,497

Leisure Products — 0.5%
Brunswick Corp.	11,994	764,138
Hasbro, Inc.	19,409	1,605,513
Mattel, Inc.(a)	52,185	718,587
Peloton Interactive, Inc., Class A(a)	14,919	1,644,223
Polaris, Inc.	8,850	804,111

		5,536,572

Life Sciences Tools & Services — 2.6%
10X Genomics, Inc., Class A(a)	8,761	1,199,381
Adaptive Biotechnologies Corp.(a)	11,629	535,864
Agilent Technologies, Inc.	47,225	4,821,200
Avantor, Inc.(a)	68,298	1,589,294
Berkeley Lights, Inc.(a)	1,426	103,485
Bio-Rad Laboratories, Inc., Class A(a)	3,221	1,888,859
Bio-Techne Corp.	5,759	1,453,629
Bruker Corp.	15,751	670,048
Charles River Laboratories International, Inc.(a)	7,453	1,697,048
IQVIA Holdings, Inc.(a)	29,024	4,469,406
Mettler-Toledo International, Inc.(a)	3,600	3,592,476
PerkinElmer, Inc.	16,984	2,200,277
PPD, Inc.(a)	24,378	801,549
PRA Health Sciences, Inc.(a)	9,634	938,737
QIAGEN NV(a)(b)	34,312	1,627,761
Repligen Corp.(a)	7,968	1,327,230
Syneos Health, Inc.(a)	9,523	505,481
Waters Corp.(a)	9,337	2,080,470

		31,502,195

Machinery — 4.1%
AGCO Corp.	9,406	724,544
Allison Transmission Holdings, Inc.	17,349	627,166
Colfax Corp.(a)	15,288	415,681
Crane Co.	7,542	382,757
Cummins, Inc.	22,504	4,948,405
Donaldson Co., Inc.	19,367	919,933
Dover Corp.	21,930	2,427,870
Flowserve Corp.	20,057	584,060
Fortive Corp.	45,405	2,796,948
Gates Industrial Corp. PLC(a)	7,152	79,387
Graco, Inc.	25,194	1,559,509
IDEX Corp.	11,494	1,958,463

Security	Shares	Value

Machinery (continued)
Ingersoll Rand Inc.(a)	52,878	$1,847,557
ITT, Inc.	13,185	797,824
Lincoln Electric Holdings, Inc.	8,705	886,343
Middleby Corp.(a)(b)	8,390	835,141
Nordson Corp.	8,722	1,687,096
Oshkosh Corp.	10,331	695,896
Otis Worldwide Corp.	62,299	3,817,683
PACCAR, Inc.	51,780	4,420,976
Parker-Hannifin Corp.	19,544	4,072,188
Pentair PLC	25,181	1,253,007
Snap-on, Inc.	8,208	1,293,006
Stanley Black & Decker, Inc.	23,537	3,911,849
Timken Co.	9,661	576,762
Toro Co.	16,308	1,338,887
Trinity Industries, Inc.	14,112	265,870
Westinghouse Air Brake Technologies Corp.	27,614	1,637,510
Woodward, Inc.	8,488	675,220
Xylem, Inc.	27,296	2,378,573

		49,816,111

Marine — 0.0%
Kirby Corp.(a)	9,259	356,379

Media — 1.6%
Altice USA, Inc., Class A(a)	46,628	1,256,625
Cable One, Inc.	815	1,411,466
Discovery, Inc., Class A(a)(b)	23,807	481,854
Discovery, Inc., Class C(a)(b)	49,681	910,156
DISH Network Corp., Class A(a)	37,314	951,134
Fox Corp., Class A	51,751	1,372,436
Fox Corp., Class B	24,410	638,077
Interpublic Group of Cos., Inc.	59,280	1,072,375
John Wiley & Sons, Inc., Class A	6,635	205,420
Liberty Broadband Corp., Class A(a)	3,774	530,436
Liberty Broadband Corp., Class C(a)	16,019	2,270,052
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	12,835	443,706
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	26,468	915,793
New York Times Co., Class A(b)	24,838	985,075
News Corp., Class A	59,194	777,217
News Corp., Class B	18,997	247,341
Nexstar Media Group, Inc., Class A	6,674	549,938
Omnicom Group, Inc.	32,450	1,531,640
Sirius XM Holdings, Inc.(b)	179,904	1,030,850
ViacomCBS, Inc., Class A	1,583	47,268
ViacomCBS, Inc., Class B	82,807	2,365,796

		19,994,655

Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	221,326	3,837,793
Nucor Corp.	45,988	2,196,387
Reliance Steel & Aluminum Co.	9,675	1,054,478
Royal Gold, Inc.	10,001	1,188,219
Steel Dynamics, Inc.	30,583	962,753

		9,239,630

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	85,416	1,193,262
Annaly Capital Management, Inc.	214,200	1,518,678
New Residential Investment Corp.	63,207	474,052
Starwood Property Trust, Inc.	41,585	580,942

		3,766,934

6

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.4%
Dollar Tree, Inc.(a)	35,823	$3,235,533
Kohl’s Corp.	23,731	505,233
Nordstrom, Inc.(b)	16,504	199,699
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,233	717,012

		4,657,477

Multi-Utilities — 2.2%
Ameren Corp.	37,583	3,048,733
CenterPoint Energy, Inc.	76,235	1,610,846
CMS Energy Corp.	43,530	2,756,755
Consolidated Edison, Inc.	51,143	4,014,214
DTE Energy Co.	29,322	3,618,921
MDU Resources Group, Inc.	30,392	722,114
NiSource, Inc.	58,890	1,352,703
Public Service Enterprise Group, Inc.	77,129	4,485,051
WEC Energy Group, Inc.	48,218	4,848,320

		26,457,657

Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp.	43,827	251,129
Apache Corp.	57,516	477,383
Cabot Oil & Gas Corp.	59,814	1,064,091
Cheniere Energy, Inc.(a)	35,307	1,690,146
Cimarex Energy Co.	15,302	388,212
Concho Resources, Inc.	29,776	1,236,002
Continental Resources, Inc.	11,583	139,343
Devon Energy Corp.	58,824	525,298
Diamondback Energy, Inc.	23,920	620,963
EQT Corp.	38,817	587,689
Equitrans Midstream Corp.	62,249	451,928
Hess Corp.	41,908	1,559,816
HollyFrontier Corp.	23,142	428,358
Marathon Oil Corp.	119,906	474,828
Marathon Petroleum Corp.	98,797	2,914,512
Murphy Oil Corp.	22,179	171,222
Occidental Petroleum Corp.	128,120	1,169,736
ONEOK, Inc.	66,742	1,935,518
Parsley Energy, Inc., Class A	45,914	459,599
Pioneer Natural Resources Co.	25,091	1,996,240
Targa Resources Corp.	35,703	573,033
Williams Cos., Inc.	185,616	3,561,971
WPX Energy, Inc.(a)	62,433	287,816

		22,964,833

Personal Products — 0.1%
Coty, Inc., Class A	43,960	127,484
Herbalife Nutrition Ltd.(a)	13,716	619,140
Nu Skin Enterprises, Inc., Class A	7,966	393,122

		1,139,746

Pharmaceuticals — 0.9%
Catalent, Inc.(a)	24,794	2,176,169
Elanco Animal Health, Inc.(a)	60,997	1,891,517
Horizon Therapeutics PLC(a)	29,759	2,229,842
Jazz Pharmaceuticals PLC(a)	8,250	1,188,825
Mylan NV(a)	78,679	1,143,993
Nektar Therapeutics(a)	26,654	422,199
Perrigo Co. PLC	20,841	914,295
Reata Pharmaceuticals, Inc., Class A(a)(b)	3,698	431,593
Royalty Pharma PLC, Class A	12,994	476,880

		10,875,313

Professional Services — 1.9%
CoreLogic, Inc.	12,079	929,237
CoStar Group, Inc.(a)	5,951	4,901,303

Security	Shares	Value

Professional Services (continued)
Dun & Bradstreet Holdings Inc.(a)	13,089	$338,220
Equifax, Inc.	18,462	2,521,909
FTI Consulting, Inc.(a)	5,495	541,038
IHS Markit Ltd.	60,595	4,900,318
ManpowerGroup, Inc.	8,806	597,663
Nielsen Holdings PLC	54,361	734,417
Robert Half International, Inc.	17,032	863,352
TransUnion	28,993	2,309,582
Verisk Analytics, Inc.	24,207	4,308,120

		22,945,159

Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	50,915	2,566,116
Howard Hughes Corp.(a)	6,044	375,877
Jones Lang LaSalle, Inc.	7,856	886,628

		3,828,621

Road & Rail — 0.8%
AMERCO	1,381	479,428
JB Hunt Transport Services, Inc.	12,796	1,557,785
Kansas City Southern	14,498	2,553,678
Knight-Swift Transportation Holdings, Inc.	19,069	724,431
Landstar System, Inc.	5,819	725,629
Lyft, Inc., Class A(a)(b)	37,016	845,075
Old Dominion Freight Line, Inc.	14,887	2,834,038
Ryder System, Inc.	8,209	404,376
Schneider National, Inc., Class B	8,744	192,893

		10,317,333

Semiconductors & Semiconductor Equipment — 3.5%
Cirrus Logic, Inc.(a)	8,942	615,835
Cree, Inc.(a)	16,493	1,048,955
Enphase Energy, Inc.(a)	16,120	1,581,211
Entegris, Inc.	20,441	1,528,373
First Solar, Inc.(a)	12,886	1,121,662
Inphi Corp.(a)(b)	7,294	1,019,409
KLA Corp.	23,698	4,672,772
Marvell Technology Group Ltd.	100,625	3,774,444
Maxim Integrated Products, Inc.	40,526	2,822,636
Microchip Technology, Inc.	36,973	3,885,123
MKS Instruments, Inc.	8,328	902,672
Monolithic Power Systems, Inc.	6,686	2,136,846
ON Semiconductor Corp.(a)(b)	61,910	1,553,322
Qorvo, Inc.(a)	17,410	2,217,337
Skyworks Solutions, Inc.	25,455	3,596,537
SolarEdge Technologies Inc.(a)	7,455	1,921,079
Teradyne, Inc.	25,249	2,218,125
Universal Display Corp.(b)	6,549	1,298,732
Xilinx, Inc.	37,288	4,425,713

		42,340,783

Software — 7.4%
2U, Inc.(a)(b)	10,344	381,176
Alteryx, Inc., Class A(a)	7,950	996,533
Anaplan, Inc.(a)	19,884	1,100,579
ANSYS, Inc.(a)	13,077	3,980,246
Aspen Technology, Inc.(a)	10,313	1,132,471
Avalara, Inc.(a)	12,581	1,875,198
Bill.Com Holdings, Inc.(a)(b)	8,317	831,700
Cadence Design Systems, Inc.(a)	42,085	4,602,836
CDK Global, Inc.	18,581	800,841
Ceridian HCM Holding, Inc.(a)	16,401	1,414,094
Citrix Systems, Inc.	18,809	2,130,495
Cloudflare, Inc., Class A(a)(b)	16,636	864,573

7

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Coupa Software, Inc.(a)	10,136	$2,713,407
Crowdstrike Holdings, Inc., Class A(a)	23,152	2,867,144
Datadog Inc., Class A(a)	23,265	2,111,299
DocuSign, Inc.(a)	27,216	5,504,436
Dropbox, Inc., Class A(a)	37,445	683,746
Duck Creek Technologies Inc.(a)	2,182	94,633
Dynatrace, Inc.(a)	27,910	985,502
Elastic NV(a)	9,952	1,009,232
Everbridge, Inc.(a)(b)	5,232	547,738
Fair Isaac Corp.(a)	4,270	1,671,491
FireEye, Inc.(a)	33,146	458,741
Five9, Inc.(a)	9,350	1,418,582
Fortinet, Inc.(a)	20,291	2,239,518
Globant SA(a)	5,877	1,061,445
Guidewire Software, Inc.(a)	12,573	1,208,391
HubSpot, Inc.(a)	6,315	1,831,792
Jamf Holding Corp.(a)(b)	3,047	99,332
Manhattan Associates, Inc.(a)	9,650	825,075
Medallia, Inc.(a)(b)	12,692	361,087
nCino Inc.(a)	1,172	82,649
New Relic, Inc.(a)	7,772	471,450
NortonLifeLock, Inc.	83,787	1,723,499
Nuance Communications, Inc.(a)	42,893	1,368,716
Nutanix, Inc., Class A(a)	27,612	672,076
PagerDuty, Inc.(a)	10,555	286,041
Palo Alto Networks, Inc.(a)	14,436	3,193,099
Paycom Software, Inc.(a)	7,519	2,737,593
Paylocity Holding Corp.(a)	5,280	979,546
Pegasystems, Inc.	6,014	696,902
Pluralsight, Inc., Class A(a)(b)	15,927	250,054
Proofpoint, Inc.(a)	8,639	827,098
PTC, Inc.(a)	15,920	1,335,370
RealPage, Inc.(a)(b)	13,372	744,687
RingCentral, Inc., Class A(a)(b)	11,848	3,060,812
Slack Technologies, Inc., Class A(a)(b)	58,135	1,487,093
Smartsheet, Inc., Class A(a)	16,852	840,072
SolarWinds Corp.(a)	6,908	141,130
Splunk, Inc.(a)	24,269	4,806,233
SS&C Technologies Holdings, Inc.	34,286	2,030,417
Synopsys, Inc.(a)	22,851	4,886,915
Teradata Corp.(a)(b)	16,891	310,288
Trade Desk, Inc., Class A(a)	6,308	3,573,167
Tyler Technologies, Inc.(a)	6,056	2,327,805
Zendesk, Inc.(a)	17,513	1,942,892
Zscaler, Inc.(a)	10,729	1,456,462

		90,035,399

Specialty Retail — 2.7%
Advance Auto Parts, Inc.	10,162	1,496,659
AutoNation, Inc.(a)	8,569	486,119
AutoZone, Inc.(a)	3,564	4,023,685
Best Buy Co., Inc.	34,837	3,886,067
Burlington Stores, Inc.(a)	9,916	1,919,539
CarMax, Inc.(a)	24,851	2,148,121
Carvana Co.(a)	8,312	1,540,629
Dick’s Sporting Goods, Inc.	9,534	540,101
Five Below, Inc.(a)(b)	8,329	1,110,589
Floor & Decor Holdings, Inc., Class A(a)	14,316	1,045,068
Foot Locker, Inc.	15,784	582,114
Gap, Inc.	28,392	552,224
L Brands, Inc.	34,992	1,120,094

Security	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive, Inc.(a)	11,174	$4,878,568
Penske Automotive Group, Inc.	4,934	252,424
Tiffany & Co.	18,482	2,418,185
Tractor Supply Co.	17,677	2,354,753
Ulta Beauty, Inc.(a)(b)	8,218	1,699,236
Vroom Inc.(a)(b)	3,741	153,755
Williams-Sonoma, Inc.	11,721	1,069,073

		33,277,003

Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	196,875	1,701,000
HP, Inc.	218,495	3,924,170
NCR Corp.(a)	19,872	403,799
NetApp, Inc.	33,782	1,482,692
Pure Storage, Inc., Class A(a)	36,644	589,968
Western Digital Corp.	45,783	1,727,393
Xerox Holdings Corp.	27,491	477,794

		10,306,816

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.(a)	21,457	455,317
Carter’s, Inc.	6,498	529,262
Columbia Sportswear Co.	4,463	332,895
Hanesbrands, Inc.	52,895	850,023
Lululemon Athletica, Inc.(a)	17,343	5,537,446
PVH Corp.	10,714	624,519
Ralph Lauren Corp.	7,182	480,117
Skechers USA, Inc., Class A(a)	20,404	647,011
Tapestry, Inc.	42,147	936,928
Under Armour, Inc., Class A(a)	29,046	401,997
Under Armour, Inc., Class C(a)	29,825	364,760
VF Corp.	49,211	3,306,979

		14,467,254

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	51,817	521,279
New York Community Bancorp, Inc.	68,289	567,481
TFS Financial Corp.	7,766	122,004

		1,210,764

Trading Companies & Distributors — 1.0%
Air Lease Corp.	16,246	442,541
Fastenal Co.	87,400	3,778,302
HD Supply Holdings, Inc.(a)	24,551	978,603
MSC Industrial Direct Co., Inc., Class A	6,810	474,384
United Rentals, Inc.(a)	10,987	1,958,872
Univar Solutions, Inc.(a)	25,442	422,083
W.W. Grainger, Inc.	6,793	2,377,686
Watsco, Inc.	4,970	1,113,976

		11,546,447

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	11,155	287,799

Water Utilities — 0.5%
American Water Works Co., Inc.	27,661	4,163,257
Essential Utilities, Inc.	34,088	1,404,426

		5,567,683

8

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc	15,458	$262,786
United States Cellular Corp.(a)	2,286	66,568

		329,354

Total Common Stocks — 98.6% (Cost: $927,439,462)		1,195,934,349

Investment Companies

Equity Funds — 0.6%iShares Russell Mid-Cap ETF(d)	127,571	7,367,225

Total Investment Companies — 0.6% (Cost: $6,923,535)		7,367,225

Total Long-Term Investments — 99.2% (Cost: $934,362,997)		1,203,301,574

Short-Term Securities

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(d)(e)(f)	31,628,698	31,650,838
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(d)(e)	5,232,861	5,232,861

Total Short-Term Securities — 3.0% (Cost: $36,857,564)		36,883,699

Total Investments — 102.2% (Cost: $971,220,561)		1,240,185,273

Liabilities in Excess of Other Assets — (2.2)%		(26,500,458)

Net Assets — 100.0%		$1,213,684,815

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$28,520,253$	3,142,737	(a)	$—	$(597)	$(11,555)	$31,650,838	31,628,698	$35,241	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,996,526	2,236,335	(a)	—	—	—	5,232,861	5,232,861	1,481		—
iShares Russell Mid-Cap ETF	3,581,506	8,272,507		(4,485,297)	782,411	(783,902)	7,367,225	127,571	6,117		—

					$781,814	$(795,457)	$44,250,924		$42,839		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

9

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 400 E-Mini Index	21	12/18/20	$3,981	$(181,897)
S&P 500 E-Mini Index	12	12/18/20	1,959	(101,915)

				$(283,812)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,194,756,088	$—	$1,178,261	$1,195,934,349
Investment Companies	7,367,225	—	—	7,367,225
Short-Term Securities
Money Market Funds	36,883,699	—	—	36,883,699

	$1,239,007,012	$—	$1,178,261	$1,240,185,273

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(283,812)	$—	$—	$(283,812)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

10